Note 19 - Fair Value (Detail) - Carrying Values and Estimated Fair Values of Financial Assets and Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and due from banks	$ 61,568,446	$ 53,136,710
Federal funds sold	26,560,000	20,785,000
Interest-bearing deposits at financial institutions	22,359,490	26,750,602
Investment securities:
Available for sale	530,159,986	565,029,291
Available for sale	530,159,986	565,029,291
Loans/leases receivable, net	988,223,491	928,598,128
Deposits:
Deposits	1,374,114,100	1,205,457,788
Federal Home Loan Bank advances	202,350,000	204,750,000
Other borrowings	138,239,762	136,231,663
Interest-bearing Deposits [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and due from banks	22,359,490	26,750,602
Interest-bearing deposits at financial institutions	22,359,490	26,750,602
Interest-bearing deposits at financial institutions	22,359,490	26,750,602
Nonmaturity Deposits [Member] | Fair Value, Inputs, Level 2 [Member]
Deposits:
Deposits	1,039,572,326	867,972,148
Deposits, fair value	1,039,572,326	867,972,148
Time Deposits [Member] | Fair Value, Inputs, Level 2 [Member]
Deposits:
Deposits	334,541,774	337,485,640
Deposits, fair value	337,343,000	341,224,852
Fair Value, Inputs, Level 1 [Member]
Cash and due from banks	61,568,446	53,136,710
Cash and due from banks	61,568,446	53,136,710
Interest-bearing deposits at financial institutions	61,568,446	53,136,710
Investment securities:
Available for sale	234,453	191,506
Fair Value, Inputs, Level 2 [Member]
Federal funds sold	26,560,000	20,785,000
Federal funds sold	26,560,000	20,785,000
Investment securities:
Available for sale	529,925,533	564,837,785
Loans/leases receivable, net	1,250,745,552	1,163,804,976
Loans/leases receivable, net, fair value	1,262,090,766	1,183,213,640
Deposits:
Short-term borrowings	171,082,961	213,536,450
Short-term borrowings	171,082,961	213,536,450
Federal Home Loan Bank advances	202,350,000	204,750,000
Federal Home Loan Bank advances	220,815,000	223,678,000
Other borrowings	138,239,762	136,231,663
Other borrowings	154,101,000	151,813,000
Junior subordinated debentures	36,085,000	36,085,000
Junior subordinated debentures	18,786,000	18,444,000
Fair Value, Inputs, Level 3 [Member]
Investment securities:
Held to maturity	72,079,385	200,000
Held to maturity	73,005,706	200,000
Available for sale	0	0
Loans/leases receivable, net	16,716,883	18,151,259
Loans/leases receivable, net, fair value	$ 18,054,234	$ 19,603,360